RECEIVABLE FOR BITCOIN COLLATERAL,NET - Schedule of movement in allowance for receivables for bitcoin collateral (Details) - 12 months ended Dec. 31, 2024	CNY (¥)	USD ($)
RECEIVABLE FOR BITCOIN COLLATERAL,NET
Balance as of January 1	¥ 0
Addition	(2,204,434)	$ (302,006)
Balance as of December 31	¥ (2,204,434)	$ (302,006)